Share-based payment arrangements - ESAP (Details) - ESAP SFr / shares in Units, $ / shares in Units, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 SFr / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Length of each savings period under the employee share acquisition plan (ESAP)	12 months
Number of ABB Ltd shares representing each ADS in the United States		1
Contractual term	1 year
Time period of interest rate used as the basis for the risk-free rate	1 year
Expected volatility (as a percent)	20.00%		24.00%	24.00%	18.00%	18.00%
Dividend yield (as a percent)	2.90%		3.80%	3.80%	4.10%	4.10%
Expected term	1 year		1 year	1 year	1 year	1 year
Risk-free interest rate (as a percent)	(0.60%)		(0.70%)	(0.70%)	(0.70%)	(0.70%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares	2,100,000
Number of shares Granted | shares	1,800,000
Number of shares Forfeited | shares	(100,000)
Number of options Exercised | shares	(1,700,000)
Number of shares not exercised (savings returned plus interest) | shares	(300,000)
Number of shares outstanding at end | shares	1,800,000		2,100,000	2,100,000
Number of shares vested and expected to vest | shares		1,700,000
Number of shares exercisable, vested and expected to vest | shares		0
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares		SFr 22.87
Weighted-average exercise price, Granted (in Swiss francs per share) | (per share)	$ 33.35	30.32	$ 24.93	SFr 22.87	$ 20.17	SFr 20.78
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		22.87
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares		SFr 22.87
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares		22.87
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares		SFr 30.32		22.87
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares		30.32
Weighted-average exercise price, Vested and expected to vest, Exercisable (in Swiss francs per share) | SFr / shares		SFr 0
Weighted-average remaining contractual term, Outstanding	9 months 18 days
Weighted-average remaining contractual term, Vested and expected to vest	9 months 18 days
Options outstanding, Intrinsic value | SFr		SFr 8.3
Vested and expected to vest, Aggregate intrinsic value | SFr		7.9
Vested and expected to vest, Exercisable, Aggregate intrinsic value | SFr		SFr 0.0
Aggregate intrinsic value of instruments exercised | $	$ 14
Cash received upon exercise of options and warrants | $	$ 42
Weighted-average grant-date fair value (per option) | SFr / shares		SFr 1.96		SFr 1.67		SFr 1.05